Quarterly Holdings Report
for
Fidelity Advisor® Strategic Income Fund
March 31, 2026
SI-NPRT1-0526
1.799881.122
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point Clo Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.3676% 10/20/2037 (c)(d)(n)	324,000	321,723
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.1722% 4/15/2037 (c)(d)(n)	538,000	524,729
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3222% 3/31/2038 (c)(d)(n)	333,000	325,570
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (c)(d)(n)	501,000	503,010
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4176% 7/20/2038 (c)(d)(n)	321,000	311,118
Bayard Park CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.018% 7/24/2038 (c)(d)(n)	798,000	792,062
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (c)(d)(n)	488,000	483,147
Bbam US CLO III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.8722% 10/15/2038 (c)(d)(n)	404,000	379,611
Benefit Street Partners CLO XXXIX Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.3222% 4/15/2038 (c)(d)(n)	668,000	658,044
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (c)(d)(n)	716,000	708,684
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4176% 10/20/2037 (c)(d)(n)	393,000	381,769
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (c)(d)(n)	468,000	454,253
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (c)(d)(n)	658,000	653,199
Carval CLO Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0176% 10/20/2037 (c)(d)(n)	178,000	175,386
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (c)(d)(n)	1,091,000	1,091,573
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (c)(d)(n)	410,000	390,267
Diameter Capital CLO 7 Ltd / Diameter Capital CLO 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.7676% 7/20/2037 (c)(d)(n)	1,262,000	1,253,186
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7722% 4/15/2038 (c)(d)(n)	460,000	460,030
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (c)(d)(n)	707,000	685,099
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2037 (c)(d)(n)	218,000	211,866
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (n)	308,000	309,291
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (c)(d)(n)	395,000	391,542
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (c)(d)(n)	519,000	503,341
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (c)(d)(n)	464,000	460,702
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2176% 7/20/2037 (c)(d)(n)	553,000	545,040
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (c)(d)(n)	319,000	309,609
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1722% 7/15/2033 (c)(d)(n)	738,000	728,799
Pikes Peak CLO 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4676% 4/20/2038 (c)(d)(n)	274,000	260,335
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (c)(d)(n)	826,000	819,048
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		14,770,310
UNITED STATES - 0.0%
Obra CLO 1 Ltd / Obra CLO 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (n)	325,000	325,432
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4176% 1/20/2038 (c)(d)(n)	375,000	372,348
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 7.3619% 9/25/2032 (c)(d)(n)	205,639	206,617
TOTAL UNITED STATES		904,397
TOTAL ASSET-BACKED SECURITIES (Cost $16,212,672)		15,996,430

Bank Loan Obligations - 3.5%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(d)	4,109,028	4,061,938
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (b)(c)(d)	6,910,512	6,914,865
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (b)(c)(d)	5,391,488	4,926,472
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6668% 1/30/2031 (b)(c)(d)	497,961	401,948
TOTAL LUXEMBOURG		5,328,420
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 1/17/2032 (b)(c)(d)	8,953,205	8,901,008
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4142% 11/15/2030 (b)(c)(d)	4,090,000	3,893,189
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(d)	5,194,000	4,963,075

TOTAL SWITZERLAND		8,856,264
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1677% 9/27/2029 (b)(c)(d)	5,154,861	5,158,882
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 2/10/2031 (b)(c)(d)	9,600,000	9,592,800
TOTAL UNITED KINGDOM		14,751,682
UNITED STATES - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0512% 9/30/2026 (b)(c)(d)	4,871,074	2,809,002
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9491% 9/30/2026 (b)(c)(d)(e)	127,095	131,861
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 9/30/2026 (b)(c)(d)	1,167,711	1,211,501
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4612% 9/30/2026 (b)(c)(d)(e)	130,721	130,721
		4,283,085
Entertainment - 0.0%
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(d)(f)	6,100,000	6,061,875
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 6/24/2029 (b)(c)(d)	341,688	339,979
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0322% 1/31/2029 (b)(c)(d)	3,436,800	3,387,826
		3,727,805
TOTAL COMMUNICATION SERVICES		14,072,765
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/6/2030 (b)(c)(d)	1,231,289	1,226,289
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/23/2032 (b)(c)(d)	2,850,364	2,841,813
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.175% 7/15/2026 (b)(c)(d)	84,369	25,311
		2,867,124
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 6/20/2031 (b)(c)(d)	1,523,017	1,459,629
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/29/2029 (b)(c)(d)	12,810,169	12,542,821
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (b)(c)(d)	3,858,435	3,696,381
		16,239,202
Household Durables - 0.0%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (b)(c)(d)	5,410,000	5,277,455
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6599% 10/16/2031 (b)(c)(d)	1,989,839	1,987,849
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.5% 12/4/2031 (b)(c)(d)	1,178,561	1,178,007
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.525% 6/6/2031 (b)(c)(d)	54,088,966	43,129,460
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (b)(c)(d)	675,000	658,382
SGUS LLC 1LN, term loan 16.1781% 7/15/2026 (b)(c)	86,032	25,809
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/30/2031 (b)(c)(d)	917,896	909,295
		47,888,802
TOTAL CONSUMER DISCRETIONARY		74,958,501
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (b)(c)(d)	811,042	427,824
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (b)(c)(d)	530,287	526,310
		954,134
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 2/12/2031 (b)(c)(d)	923,638	899,392
TOTAL CONSUMER STAPLES		1,853,526
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(g)	10,044,762	5,588,202
Financials - 0.5%
Capital Markets - 0.0%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 10/31/2031 (b)(c)(d)	5,124,045	5,126,914
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/15/2031 (b)(c)(d)	10,344,325	9,996,239
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 11/26/2031 (b)(c)(d)	747,450	737,486
		15,860,639
Financial Services - 0.2%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (b)(c)(d)	6,324,150	6,023,753
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 7/31/2031 (b)(c)(d)	5,387,925	5,206,837
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (b)(c)(d)	590,000	583,486
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (b)(c)(d)	12,228,550	12,219,012
		24,033,088
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 6/21/2032 (b)(c)(d)	7,390,523	7,150,332
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 11/6/2030 (b)(c)(d)	5,079,572	4,913,216
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/28/2032 (b)(c)(d)	1,676,586	1,623,807
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/19/2031 (b)(c)(d)	15,246,349	15,114,620
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4496% 5/6/2032 (b)(c)(d)	5,810,526	5,743,357
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 5/6/2031 (b)(c)(d)	3,627,621	3,572,082
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (b)(c)(d)	1,754,595	1,749,559
		39,866,973
TOTAL FINANCIALS		79,760,700
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 1/15/2031 (b)(c)(d)	1,452,700	1,454,516
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4177% 10/23/2028 (b)(c)(d)	1,806,110	1,808,476
		3,262,992
Health Care Technology - 0.2%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 2/15/2029 (b)(c)(d)	13,220,759	12,956,344
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/1/2031 (b)(c)(d)	13,068,127	12,014,574
		24,970,918
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 12/12/2031 (b)(c)(d)	3,086,626	3,073,755
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 10/8/2030 (b)(c)(d)	7,870,525	7,584,117
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 8/2/2032 (b)(c)(d)	597,000	598,492
		8,182,609
TOTAL HEALTH CARE		39,490,274
Industrials - 0.5%
Aerospace & Defense - 0.1%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 8/19/2032 (b)(c)(d)	9,805,725	9,803,372
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1677% 1/19/2032 (b)(c)(d)	4,373,400	4,372,000
		14,175,372
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/13/2032 (b)(c)(d)	8,147,700	8,099,303
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 12/21/2028 (b)(c)(d)	8,128,833	8,106,235
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1677% 2/15/2031 (b)(c)(d)	2,719,500	2,311,574
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (b)(c)(d)	13,740,149	11,759,232
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9326% 9/4/2030 (b)(c)(d)	15,236,392	11,922,477
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(c)(d)	2,614,015	2,660,858
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (b)(c)(d)	1,356,100	1,354,662
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (b)(c)(d)	2,500,000	2,382,500
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7822% 12/10/2026 (b)(c)(d)	2,798,720	2,793,487
		51,390,328
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 9/13/2032 (b)(c)(d)	897,750	898,872
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7677% 3/25/2031 (b)(c)(d)	2,587,200	2,584,510
		3,483,382
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 9/29/2031 (b)(c)(d)	2,011,350	2,009,681
TOTAL INDUSTRIALS		71,058,763
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 7/9/2032 (b)(c)(d)	957,651	956,453
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9177% 8/18/2031 (b)(c)(d)	1,250,950	1,252,314
		2,208,767
IT Services - 0.1%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(c)	2,319,667	1,881,830
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/22/2032 (b)(c)(d)	2,430,450	2,263,357
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (b)(c)(d)	9,344,862	7,958,738
		12,103,925
Software - 0.8%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1996% 2/23/2032 (b)(c)(d)	95,000	93,535
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 2/24/2031 (b)(c)(d)	5,080,041	4,975,595
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 3/29/2032 (b)(c)(d)	12,282,342	11,986,215
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (b)(c)(d)	711,407	679,486
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (b)(c)(d)	748,125	664,582
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (b)(c)(d)	12,561,000	11,238,578
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4216% 11/15/2032 (b)(c)(d)	790,000	779,138
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 6/2/2028 (b)(c)(d)	9,726,675	8,535,157
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(d)	36,924,790	35,694,088
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 9/8/2032 (b)(c)(d)	3,999,975	3,905,976
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (b)(c)(d)	30,825,681	29,411,707
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (b)(c)(d)	15,865,009	15,468,384
		123,432,441
TOTAL INFORMATION TECHNOLOGY		137,745,133
Materials - 0.5%
Chemicals - 0.3%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (b)(c)(d)	26,850,116	26,373,527
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(d)	7,521,150	6,549,643
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(d)	11,520,021	11,222,458
		44,145,628
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8427% 4/13/2029 (b)(c)(d)	27,498,819	26,170,626
TOTAL MATERIALS		70,316,254
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1525% 5/17/2030 (b)(c)(d)	236,676	236,853
TOTAL UNITED STATES		495,080,971
TOTAL BANK LOAN OBLIGATIONS (Cost $570,850,468)		543,895,148

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,207,977	1,025,934
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,283,733	1,090,274
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,052,139	938,033
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,662,600	1,472,232
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,609,771	1,499,858
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	6,064,456	5,838,797
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	882,620	816,117
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	12,768,941	11,462,804
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,203,090	1,070,276
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,275,498	2,120,806
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1119% 11/25/2053 (c)(d)	6,330,075	6,416,817
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2053 (c)(d)	2,720,596	2,739,509
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 6/25/2054 (c)(d)	4,457,502	4,478,000
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2054 (c)(d)	2,435,649	2,446,191
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 2/25/2055 (c)(d)	3,134,164	3,155,715
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 9/25/2054 (c)(d)	3,663,764	3,687,302
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 2/25/2055 (c)(d)	5,512,378	5,545,433
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (c)(d)	2,551,617	2,565,358
Freddie Mac Gold Pool Series 2026-433 Class BA, 4% 4/25/2027 (o)	77,630,000	77,311,150
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	950,900	845,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,706,502	3,126,282
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	6,063,367	5,316,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,186,658	1,079,365
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,293,096	1,147,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,215,223	1,104,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,402,354	1,227,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	921,469	838,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,416,910	4,035,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	4,933,223	4,820,995
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,793,602	1,716,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,480,196	2,359,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	2,838,931	2,750,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7119% 8/25/2053 (c)(d)	3,956,630	3,965,914
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 6/25/2054 (c)(d)	2,686,168	2,701,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7619% 11/25/2054 (c)(d)	3,304,346	3,323,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (c)(d)	5,953,845	5,975,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 2/25/2055 (c)(d)	2,006,140	2,008,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9119% 10/25/2054 (c)(d)	3,724,709	3,745,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (c)(d)	3,681,669	3,701,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7119% 4/25/2055 (c)(d)	3,590,100	3,596,968
TOTAL UNITED STATES		195,067,181
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $193,655,000)		195,067,181

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	34,751,788	34,624,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	14,596,758	14,528,119
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	22,360,000	22,221,489
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	2,159,655	2,147,628
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	20,000	19,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	60,339,903	60,016,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	18,112,502	18,012,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,783,141	1,773,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	5,286,000	5,230,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	7,050,000	6,970,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	7,971,238	7,943,862
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	7,324,730	7,289,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	30,500,000	30,269,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	55,255,766	53,492,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2189% 4/25/2029 (c)(d)	21,164,543	21,155,601
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1989% 6/25/2030 (c)(d)	12,500,000	12,478,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1689% 10/25/2030 (c)(d)	7,898,190	7,887,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1689% 12/25/2030	12,400,000	12,399,921
TOTAL UNITED STATES		318,461,571
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $317,893,892)		318,461,571

Common Stocks - 7.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (p)	103,100	12,233,259
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (e)	420,857	6,241,123
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	4,400	2,405,258
TOTAL FRANCE		8,646,381
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (p)	133,400	324,162
Studio City International Holdings Ltd ADR (n)(p)	121,177	294,460

TOTAL HONG KONG		618,622
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (e)	65,007	1
Metals & Mining - 0.0%
Algoma Steel Sca (e)(p)	151,792	1
TOTAL LUXEMBOURG		2
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	19,800	3,897,828
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	177,600	60,019,920
UNITED STATES - 7.0%
Communication Services - 1.1%
Interactive Media & Services - 0.7%
Alphabet Inc Class A	164,600	47,332,376
Meta Platforms Inc Class A	89,200	51,033,996
		98,366,372
Media - 0.4%
EchoStar Corp (p)(q)	205,059	24,006,257
EchoStar Corp Class A (p)(r)	338,100	39,581,367
iHeartMedia Inc Class A (p)	26	76
		63,587,700
TOTAL COMMUNICATION SERVICES		161,954,072
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
UC Holdings Inc (e)(p)	560,355	6
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp	123,800	10,173,884
New Cotai LLC / New Cotai Capital Corp (e)(p)(q)	2,242,893	515,865
		10,689,749
Household Durables - 0.1%
TopBuild Corp (p)	58,100	20,410,530
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	50,200	9,954,158
TOTAL CONSUMER DISCRETIONARY		41,054,443
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (p)	104,700	3,714,756
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers LLC rights (e)(p)	584,047	6
US Foods Holding Corp (p)	85,100	7,847,071
		7,847,077
TOTAL CONSUMER STAPLES		11,561,833
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (e)(p)	135,187	1
Superior Energy Services Inc Class A (e)(p)	66,115	6,356,957
		6,356,958
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	10,789	746,815
EP Energy Corp (e)(p)	611,545	1,015,165
Expand Energy Corp	977	107,254
Mesquite Energy Inc (e)(p)	446,377	10,235,418
Unit Corp	28,630	989,167
		13,093,819
TOTAL ENERGY		19,450,777
Financials - 0.8%
Capital Markets - 0.0%
Ares Management Corp Class A	41,400	4,516,740
KKR & Co Inc Class A	23,400	2,164,500
Moody's Corp	14,800	6,456,500
		13,137,740
Consumer Finance - 0.1%
OneMain Holdings Inc	299,100	15,998,859
Financial Services - 0.5%
Apollo Global Management Inc	210,000	23,398,200
Block Inc Class A (p)	143,100	8,611,758
Carnelian Point Holdings LP warrants 6/30/2027 (e)(p)	544	1,588
Mastercard Inc Class A	27,600	13,790,616
Visa Inc Class A	82,700	24,995,248
		70,797,410
Insurance - 0.2%
Arthur J Gallagher & Co	112,100	24,278,618
TOTAL FINANCIALS		124,212,627
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	27,800	1,237,099
Health Care Providers & Services - 0.1%
Cano Health LLC warrants 6/28/2029 (e)(p)	4,969	6,808
Tenet Healthcare Corp (p)	36,500	6,887,915
		6,894,723
TOTAL HEALTH CARE		8,131,822
Industrials - 2.3%
Building Products - 0.2%
Carlisle Cos Inc	13,700	4,570,594
Simpson Manufacturing Co Inc	35,600	6,109,672
Trane Technologies PLC	33,500	13,960,790
		24,641,056
Construction & Engineering - 1.3%
API Group Corp (p)	161,900	6,560,188
Comfort Systems USA Inc	73,100	100,804,169
Construction Partners Inc Class A (p)	64,900	7,211,688
EMCOR Group Inc	45,200	33,371,612
IES Holdings Inc (p)	86,100	41,024,067
WillScot Holdings Corp	568,000	9,860,480
		198,832,204
Electrical Equipment - 0.7%
Eaton Corp PLC	60,500	21,639,035
Nextpower Inc Class A (p)	177,900	21,445,845
nVent Electric PLC	114,000	13,483,920
Vertiv Holdings Co Class A	187,600	47,008,808
		103,577,608
Ground Transportation - 0.0%
Uber Technologies Inc (p)	135,900	9,775,287
Machinery - 0.1%
Parker-Hannifin Corp	20,300	18,173,372
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc (p)(r)	150,692	37,673
Spirit Aviation Holdings Inc (p)	32,618	8,155
		45,828
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (e)(p)	15,403	0
TOTAL INDUSTRIALS		355,045,355
Information Technology - 1.7%
Communications Equipment - 0.1%
Arista Networks Inc (p)	136,800	16,796,304
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (p)	56,300	13,411,223
IT Services - 0.0%
GTT Communications Inc (e)(p)	51,638	1,846,059
Semiconductors & Semiconductor Equipment - 1.2%
KLA Corp	18,700	27,534,067
Marvell Technology Inc	86,600	8,577,730
Micron Technology Inc	48,900	16,520,376
NVIDIA Corp	626,000	109,174,400
ON Semiconductor Corp (p)	244,291	15,126,499
Wolfspeed Inc (r)	410,473	6,698,919
		183,631,991
Software - 0.3%
Fair Isaac Corp (p)	6,300	6,725,502
Microsoft Corp	60,500	22,395,285
Monday.com Ltd (p)	53,900	3,725,029
Palantir Technologies Inc Class A (p)	71,800	10,502,904
Terawulf Inc (p)	428,100	6,177,483
		49,526,203
TOTAL INFORMATION TECHNOLOGY		265,211,780
Materials - 0.1%
Construction Materials - 0.1%
Eagle Materials Inc	16,500	3,125,925
James Hardie Industries PLC (p)	389,200	7,371,448
Martin Marietta Materials Inc	10,000	5,886,800
		16,384,173
Metals & Mining - 0.0%
Elah Holdings Inc (p)	517	7,187
TOTAL MATERIALS		16,391,360
Utilities - 0.4%
Electric Utilities - 0.1%
Constellation Energy Corp	78,800	22,004,900
Portland General Electric Co	13,962	736,775
		22,741,675
Independent Power and Renewable Electricity Producers - 0.3%
PureWest Energy LLC (e)(p)	10,774	2,422
Vistra Corp	287,300	43,189,809
		43,192,231
TOTAL UTILITIES		65,933,906
TOTAL UNITED STATES		1,068,947,975
TOTAL COMMON STOCKS (Cost $674,553,152)		1,154,363,987

Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	18,687,421	66,753,337
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (e)	3,123,014	3,274,792
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	3,680,000	3,409,520
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 2.5% 6/15/2031 (n)	4,436,000	6,326,845
Wolfspeed Inc 2.5% 6/15/2031	3,923,000	5,595,179
TOTAL INFORMATION TECHNOLOGY		11,922,024
TOTAL UNITED STATES		85,359,673
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $34,097,419)		85,359,673

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Capital Markets - 0.1%
Ares Management Corp 6.75% Series B	386,513	14,285,520
Financial Services - 0.4%
Acrisure Holdings Inc Series A-2 (e)	2,286,756	65,675,633
TOTAL UNITED STATES		79,961,153
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $68,876,933)		79,961,153

Fixed-Income Funds - 23.2%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (t)	283,957,937	2,365,369,619
Fidelity Floating Rate Central Fund (t)	10,785,359	1,013,608,008
iShares Broad USD High Yield Corporate Bond ETF (r)	5,013,200	184,686,288
TOTAL FIXED-INCOME FUNDS (Cost $3,851,822,693)		3,563,663,915

Foreign Government and Government Agency Obligations - 8.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Australian Commonwealth 0.5% 9/21/2026 (m)	AUD	49,380,000	33,454,430
Australian Commonwealth 1% 12/21/2030 (m)	AUD	1,000,000	584,760
Australian Commonwealth 4.25% 10/21/2036 (m)	AUD	48,000,000	31,188,829
Australian Commonwealth 4.75% 6/21/2054 (m)	AUD	100,000	63,248
TOTAL AUSTRALIA			65,291,267
CANADA - 1.1%
Canadian Government 3.25% 6/1/2035	CAD	234,000,000	165,830,321
GERMANY - 4.5%
German Federal Republic 1.9% 9/16/2027 (m)	EUR	70,000,000	80,123,678
German Federal Republic 2% 12/10/2026 (m)	EUR	18,010,000	20,754,636
German Federal Republic 2.4% 4/18/2030 (m)	EUR	144,000,000	164,898,360
German Federal Republic 2.5% 2/15/2035 (m)	EUR	39,420,000	44,066,706
German Federal Republic 2.5% 8/15/2054 (m)	EUR	40,000	38,506
German Federal Republic 2.6% 8/15/2035 (m)	EUR	93,550,000	104,807,997
German Federal Republic 2.7% 9/17/2026 (m)	EUR	71,480,000	82,777,301
German Federal Republic 2.9% 2/15/2036 (m)	EUR	163,870,000	188,597,323
TOTAL GERMANY			686,064,507
ITALY - 0.1%
Italian Republic 4.65% 10/1/2055 (m)(n)	EUR	16,000,000	18,774,000
JAPAN - 0.1%
Japan Government 0.7% 12/20/2048	JPY	4,000,000,000	14,387,381
SINGAPORE - 0.1%
Republic of Singapore 2.75% 3/1/2035	SGD	20,000,000	16,174,847
SPAIN - 0.1%
Spanish Kingdom 4% 10/31/2054 (m)(n)	EUR	16,000,000	18,190,667
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (m)	CHF	30,000,000	46,012,648
UNITED KINGDOM - 1.4%
United Kingdom of Great Britain and Northern Ireland 4.125% 3/7/2031 (m)	GBP	160,000,000	208,565,129
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,251,168,158)			1,239,290,767

Non-Convertible Corporate Bonds - 20.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (n)		2,474,000	2,338,082
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (n)		5,450,000	5,396,426
Mineral Resources Ltd 7% 4/1/2031 (n)		3,585,000	3,663,028
Mineral Resources Ltd 8% 11/1/2027 (n)		5,070,000	5,134,740
Mineral Resources Ltd 8.5% 5/1/2030 (n)		8,767,000	9,012,177
Mineral Resources Ltd 9.25% 10/1/2028 (n)		9,448,000	9,789,285

TOTAL AUSTRALIA			35,333,738
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (n)		9,200,000	9,028,075
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (n)		4,180,000	4,137,740
CANADA - 0.6%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (n)		5,685,000	5,556,968
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (n)		23,490,000	22,078,843
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (n)		6,265,000	6,177,239
			33,813,050
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (n)		4,370,000	4,012,237
TOTAL CONSUMER DISCRETIONARY			37,825,287
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teine Energy Ltd 6.875% 4/15/2029 (n)		4,420,000	4,418,304
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 7.25% 7/1/2031 (n)		2,610,000	2,735,063
Bombardier Inc 8.75% 11/15/2030 (n)		4,055,000	4,312,663
			7,047,726
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (n)		4,630,000	4,462,039
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (n)		4,230,000	4,208,916
TOTAL INDUSTRIALS			15,718,681
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (n)		5,000,000	5,131,895
Open Text Holdings Inc 4.125% 12/1/2031 (n)		2,490,000	2,124,943
Open Text Holdings Inc 4.125% 2/15/2030 (n)		3,220,000	2,877,161
TOTAL INFORMATION TECHNOLOGY			10,133,999
Materials - 0.1%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (n)		3,635,000	3,778,005
Containers & Packaging - 0.0%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (n)		3,310,000	3,276,896
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (n)		3,600,000	3,600,000
TOTAL MATERIALS			10,654,901
TOTAL CANADA			78,751,172
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.75% 4/15/2031 (n)		2,639,000	2,305,826
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (n)		964,177	914,289
Altice France SA 6.5% 4/15/2032 (n)		32,580,059	30,789,595
Altice France SA 6.875% 10/15/2030 (n)		7,492,385	7,166,775
Altice France SA 6.875% 7/15/2032 (n)		22,877,306	21,676,899
TOTAL COMMUNICATION SERVICES			60,547,558
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (n)		4,725,000	4,952,263
TOTAL FRANCE			65,499,821
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (n)		1,040,000	945,724
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (n)		4,240,000	3,972,561
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,681,000	1,676,719
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		2,775,000	2,764,370

TOTAL ISRAEL			4,441,089
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (e)		1,517,920	0
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (n)		3,255,000	3,051,139
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (n)		3,478,659	3,552,580
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (n)		1,227,961	1,241,358

TOTAL MEXICO			4,793,938
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (n)		11,130,000	9,541,401
Ziggo BV 4.875% 1/15/2030 (n)		4,805,000	4,485,769

TOTAL NETHERLANDS			14,027,170
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (n)		5,560,000	5,749,947
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (n)		2,795,000	2,736,592
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (n)		2,852,000	2,766,347
TOTAL SPAIN			5,502,939
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (n)		4,240,000	4,176,400
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (n)		4,225,000	4,209,706
UNITED KINGDOM - 0.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (n)		9,930,000	8,551,151
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (n)		1,805,000	1,869,981
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (n)		2,760,000	2,890,322
TOTAL CONSUMER DISCRETIONARY			4,760,303
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG Global Finance PLC 12% 11/30/2028 (n)		54,325,000	58,118,569
Financials - 0.0%
Insurance - 0.0%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 8.125% 2/15/2032 (n)		4,015,000	3,760,849
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (n)		2,995,000	2,909,617
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (n)		6,560,000	6,662,549
TOTAL UNITED KINGDOM			84,763,038
UNITED STATES - 18.1%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.4%
APLD ComputeCo LLC 9.25% 12/15/2030 (n)		13,390,000	13,796,012
Black Pearl Compute LLC 6.125% 2/15/2031 (n)		3,985,000	4,055,920
Cipher Compute LLC 7.125% 11/15/2030 (n)		5,815,000	6,024,509
Frontier Communications Holdings LLC 5% 5/1/2028 (n)		11,730,000	11,728,162
Level 3 Financing Inc 7% 3/31/2034 (n)		18,025,000	18,450,136
WULF Compute LLC 7.75% 10/15/2030 (n)		13,240,000	13,990,443
			68,045,182
Entertainment - 0.1%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (i)(n)		11,485,000	11,899,545
ROBLOX Corp 3.875% 5/1/2030 (n)		4,175,000	3,923,593
			15,823,138
Interactive Media & Services - 0.1%
Alphabet Inc 4.375% 11/6/2064	EUR	14,219,000	15,510,318
Media - 1.5%
CSC Holdings LLC 3.375% 2/15/2031 (n)		12,420,000	7,296,099
CSC Holdings LLC 4.125% 12/1/2030 (n)		11,785,000	7,072,044
CSC Holdings LLC 4.5% 11/15/2031 (n)		28,630,000	16,974,974
CSC Holdings LLC 6.5% 2/1/2029 (n)		6,615,000	4,215,968
DISH Network Corp 11.75% 11/15/2027 (n)		27,490,000	28,321,435
EchoStar Corp 10.75% 11/30/2029		68,356,699	73,842,377
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		21,074,568	21,280,214
Nexstar Media Inc 6.5% 9/15/2033 (n)		10,600,000	10,680,761
Scripps Escrow II Inc 3.875% 1/15/2029 (n)		1,655,000	1,530,784
Sirius XM Radio LLC 3.875% 9/1/2031 (n)		5,645,000	5,125,201
Sirius XM Radio LLC 4% 7/15/2028 (n)		4,890,000	4,720,126
Sirius XM Radio LLC 5% 8/1/2027 (n)		3,842,000	3,836,637
Univision Communications Inc 4.5% 5/1/2029 (n)		5,760,000	5,411,471
Univision Communications Inc 7.375% 6/30/2030 (n)		22,095,000	21,651,328
Univision Communications Inc 8.5% 7/31/2031 (n)		18,175,000	18,263,694
			230,223,113
TOTAL COMMUNICATION SERVICES			329,601,751
Consumer Discretionary - 2.2%
Automobile Components - 0.1%
Adient Global Holdings Ltd 7% 4/15/2028 (n)		2,805,000	2,841,919
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (n)		5,595,000	5,649,445
Dana Inc 4.5% 2/15/2032		2,235,000	2,085,709
Hertz Corp/The 12.625% 7/15/2029 (n)		1,245,000	1,092,430
Hertz Corp/The 5.5% (e)(g)(s)		6,540,000	1
Hertz Corp/The 6% (e)(g)(s)		5,785,000	0
Hertz Corp/The 6.25% (e)(g)(s)		6,775,000	1
Hertz Corp/The 7.125% (e)(g)(s)		6,315,000	1
Nesco Holdings II Inc 5.5% 4/15/2029 (n)		7,155,000	6,997,434
			18,666,940
Automobiles - 0.0%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (n)		1,635,000	1,494,267
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (n)		1,845,000	1,778,468
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (n)		820,000	832,783
			4,105,518
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (n)		3,385,000	3,012,989
Wayfair LLC 6.75% 11/15/2032 (n)		4,190,000	4,221,810
Wayfair LLC 7.25% 10/31/2029 (n)		5,635,000	5,752,118
			12,986,917
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (n)		2,790,000	2,890,080
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		5,750,000	5,356,118
TKC Holdings Inc 8.5% 8/15/2030 (n)		14,215,000	14,333,482
			19,689,600
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (n)		2,720,000	2,409,408
Boyd Gaming Corp 4.75% 6/15/2031 (n)		7,140,000	6,788,812
Carnival Corp 4% 8/1/2028 (n)		26,560,000	25,899,498
Carnival Corp 5.125% 5/1/2029 (n)		5,400,000	5,353,693
Carnival Corp 5.875% 6/15/2031 (n)		4,135,000	4,185,823
Carnival Corp 7% 8/15/2029 (n)		2,830,000	2,935,704
Churchill Downs Inc 5.75% 4/1/2030 (n)		6,975,000	6,898,014
Churchill Downs Inc 6.75% 5/1/2031 (n)		5,595,000	5,700,192
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (n)		11,750,000	11,229,795
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (n)		15,885,000	14,837,422
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (n)		3,350,000	3,206,771
Hilton Domestic Operating Co Inc 4% 5/1/2031 (n)		5,020,000	4,707,021
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		11,025,000	10,858,513
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (n)		4,040,000	3,946,987
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		5,210,000	5,206,782
Jacobs Entertainment Inc 6.75% 2/15/2029 (n)		3,955,000	3,697,925
Light & Wonder International Inc 7.5% 9/1/2031 (n)		2,745,000	2,817,194
Lindblad Expeditions LLC 7% 9/15/2030 (n)		3,685,000	3,762,352
MGM Resorts International 4.75% 10/15/2028		6,740,000	6,613,939
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (n)		7,610,000	7,790,585
Neogen Food Safety Corp 8.625% 7/20/2030 (n)		2,545,000	2,673,075
Papa John's International Inc 3.875% 9/15/2029 (n)		2,555,000	2,421,364
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (n)		5,095,000	3,107,950
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (n)		1,015,000	558,250
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (n)		4,165,000	4,180,730
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (n)		5,295,000	5,413,522
Station Casinos LLC 4.625% 12/1/2031 (n)		4,155,000	3,879,482
VOC Escrow Ltd 5% 2/15/2028 (n)		10,470,000	10,426,891
Yum! Brands Inc 4.625% 1/31/2032		5,905,000	5,629,006
			177,136,700
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (n)		4,105,000	3,809,973
Installed Building Products Inc 5.625% 2/1/2034 (n)		4,010,000	3,912,942
LGI Homes Inc 8.75% 12/15/2028 (n)		2,680,000	2,741,993
Somnigroup International Inc 3.875% 10/15/2031 (n)		7,360,000	6,691,370
Somnigroup International Inc 4% 4/15/2029 (n)		7,905,000	7,601,865
TopBuild Corp 3.625% 3/15/2029 (n)		3,030,000	2,885,424
TopBuild Corp 5.625% 1/31/2034 (n)		4,055,000	3,968,920
Tri Pointe Homes Inc 5.7% 6/15/2028		8,715,000	8,788,328
			40,400,815
Specialty Retail - 0.4%
Asbury Automotive Group Inc 4.5% 3/1/2028		1,987,000	1,951,234
Asbury Automotive Group Inc 4.625% 11/15/2029 (n)		4,555,000	4,403,457
Asbury Automotive Group Inc 4.75% 3/1/2030		1,980,000	1,908,015
Asbury Automotive Group Inc 5% 2/15/2032 (n)		4,915,000	4,654,564
Bath & Body Works Inc 6.625% 10/1/2030 (n)		6,650,000	6,712,656
Bath & Body Works Inc 6.75% 7/1/2036		8,920,000	8,553,089
Bath & Body Works Inc 7.5% 6/15/2029		5,030,000	5,090,526
LBM Acquisition LLC 9.5% 6/15/2031 (n)		8,405,000	7,316,104
LCM Investments Holdings II LLC 8.25% 8/1/2031 (n)		3,345,000	3,474,602
Park River Holdings Inc 8% 3/15/2031 (n)		2,480,000	2,468,547
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (n)		6,770,000	6,802,970
Wand NewCo 3 Inc 7.625% 1/30/2032 (n)		5,325,000	5,444,796
			58,780,560
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (n)		2,820,000	2,537,530
Crocs Inc 4.25% 3/15/2029 (n)		4,325,000	4,151,203
Kontoor Brands Inc 4.125% 11/15/2029 (n)		2,420,000	2,286,842
			8,975,575
TOTAL CONSUMER DISCRETIONARY			343,632,705
Consumer Staples - 0.8%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (n)		3,135,000	3,140,082
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (n)		5,285,000	5,041,573
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (n)		23,423,000	22,927,289
C&S Group Enterprises LLC 5% 12/15/2028 (n)		5,155,000	4,793,757
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (n)		14,850,000	15,459,593
Performance Food Group Inc 4.25% 8/1/2029 (n)		3,955,000	3,799,032
Performance Food Group Inc 5.625% 3/1/2034 (n)		5,315,000	5,126,277
US Foods Inc 7.25% 1/15/2032 (n)		2,735,000	2,830,088
			59,977,609
Food Products - 0.3%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (n)		3,790,000	3,725,669
Darling Ingredients Inc 6% 6/15/2030 (n)		6,615,000	6,661,226
Fiesta Purchaser Inc 7.875% 3/1/2031 (n)		5,015,000	5,105,586
Fiesta Purchaser Inc 9.625% 9/15/2032 (n)		3,185,000	3,243,830
Lamb Weston Holdings Inc 4.125% 1/31/2030 (n)		5,575,000	5,307,661
Lamb Weston Holdings Inc 4.375% 1/31/2032 (n)		2,790,000	2,591,777
Post Holdings Inc 4.5% 9/15/2031 (n)		12,110,000	11,260,016
Post Holdings Inc 4.625% 4/15/2030 (n)		6,415,000	6,158,430
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (n)		4,295,000	4,133,448
			48,187,643
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (n)		1,025,000	884,694
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (n)		6,925,000	6,926,801
TOTAL CONSUMER STAPLES			119,116,829
Energy - 2.8%
Energy Equipment & Services - 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.737% 3/11/2046	EUR	9,780,000	11,215,722
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (n)		2,461,000	2,599,904
Nabors Industries Inc 7.625% 11/15/2032 (n)		2,670,000	2,733,139
Nabors Industries Inc 9.125% 1/31/2030 (n)		5,390,000	5,659,451
Noble Finance II LLC 8% 4/15/2030 (n)		2,805,000	2,887,991
SESI LLC 7.875% 9/30/2030 (n)		2,700,000	2,753,222
Transocean International Ltd 7.875% 10/15/2032 (n)		1,835,000	1,959,567
Transocean International Ltd 8.25% 5/15/2029 (n)		1,955,000	2,020,186
Transocean International Ltd 8.5% 5/15/2031 (n)		1,955,000	2,050,400
Transocean International Ltd 8.75% 2/15/2030 (n)		7,826,000	8,140,551
Transocean Titan Financing Ltd 8.375% 2/1/2028 (n)		3,959,738	4,042,655
Valaris Ltd 8.375% 4/30/2030 (n)		2,745,000	2,844,344
			48,907,132
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (n)		4,305,000	4,291,197
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (n)		10,640,000	10,639,945
California Resources Corp 8.25% 6/15/2029 (n)		1,585,000	1,658,271
Chesapeake Energy Corp 7% (e)(g)		3,985,000	0
Chesapeake Energy Corp 8% (e)(g)		1,955,000	0
Chesapeake Energy Corp 8% (e)(g)		1,240,000	0
CITGO Petroleum Corp 8.375% 1/15/2029 (n)		12,030,000	12,423,189
CNX Midstream Partners LP 4.75% 4/15/2030 (n)		2,970,000	2,823,703
CNX Resources Corp 7.375% 1/15/2031 (n)		2,885,000	2,964,366
Comstock Resources Inc 5.875% 1/15/2030 (n)		15,170,000	14,678,026
Comstock Resources Inc 6.75% 3/1/2029 (n)		8,110,000	8,004,836
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (n)		12,715,000	12,400,210
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (n)		7,110,000	7,461,682
CVR Energy Inc 5.75% 2/15/2028 (n)		11,211,000	11,087,571
DT Midstream Inc 4.125% 6/15/2029 (n)		4,285,000	4,194,846
DT Midstream Inc 4.375% 6/15/2031 (n)		4,285,000	4,130,448
Energy Transfer LP 5.5% 6/1/2027		12,065,000	12,176,275
Expand Energy Corp 5.375% 3/15/2030		5,630,000	5,676,790
Expand Energy Corp 5.875% 2/1/2029 (n)		3,115,000	3,117,067
Expand Energy Corp 6.75% 4/15/2029 (n)		4,415,000	4,418,103
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (n)		2,395,000	2,414,550
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (n)		3,315,000	3,425,887
Hess Midstream Operations LP 4.25% 2/15/2030 (n)		4,590,000	4,410,702
Hess Midstream Operations LP 5.125% 6/15/2028 (n)		6,600,000	6,580,606
Hess Midstream Operations LP 5.5% 10/15/2030 (n)		2,775,000	2,753,067
HF Sinclair Corp 5% 2/1/2028		4,350,000	4,349,654
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (n)		7,130,000	7,144,289
Kinetik Holdings LP 5.875% 6/15/2030 (n)		4,180,000	4,195,378
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (n)		2,605,000	2,603,383
Murphy Oil USA Inc 4.75% 9/15/2029		4,155,000	4,098,068
Murphy Oil USA Inc 5.625% 5/1/2027		3,665,000	3,659,453
NGPL PipeCo LLC 4.875% 8/15/2027 (n)		1,800,000	1,803,671
Northern Oil & Gas Inc 7.875% 10/15/2033 (n)		4,990,000	5,162,918
Northern Oil & Gas Inc 8.75% 6/15/2031 (n)		5,510,000	5,729,546
Occidental Petroleum Corp 7.2% 3/15/2029		2,440,000	2,602,321
ONEOK Inc 6.5% 9/1/2030 (n)		8,635,000	9,140,319
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		15,760,000	15,688,330
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (n)		11,525,000	11,835,161
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (n)		6,695,000	7,176,765
Permian Resources Operating LLC 5.875% 7/1/2029 (n)		4,055,000	4,060,069
SM Energy Co 6.625% 1/15/2027		12,830,000	12,829,092
SM Energy Co 6.75% 9/15/2026		3,175,000	3,177,079
SM Energy Co 8.625% 11/1/2030 (n)		5,415,000	5,713,291
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		5,550,000	5,350,415
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		5,515,000	5,377,800
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (n)		2,735,000	2,790,496
Sunoco LP 4.5% 10/1/2029 (n)		4,420,000	4,270,968
Sunoco LP 4.625% 5/1/2030 (n)		5,540,000	5,331,524
Sunoco LP 6.625% 8/15/2032 (n)		2,605,000	2,645,813
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (n)		280,000	277,631
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (n)		5,355,000	5,284,418
Talos Production Inc 9% 2/1/2029 (n)		2,345,000	2,440,941
Talos Production Inc 9.375% 2/1/2031 (n)		2,660,000	2,818,954
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		6,345,000	6,334,974
Unit Corp 0% 12/1/2029 (Escrow) (e)		1,660,000	0
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (n)		3,525,000	3,350,650
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (n)		3,525,000	3,269,809
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (n)		4,030,000	4,144,557
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (n)		21,820,000	22,746,134
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (n)		4,240,000	4,413,636
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (n)		13,790,000	14,605,706
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (n)		6,025,000	6,622,704
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (n)		6,155,000	6,898,389
			361,675,643
TOTAL ENERGY			410,582,775
Financials - 2.3%
Capital Markets - 0.2%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (n)		7,265,000	7,080,195
Coinbase Global Inc 3.375% 10/1/2028 (n)		13,780,000	12,898,612
Coinbase Global Inc 3.625% 10/1/2031 (n)		8,370,000	7,073,920
Hightower Holding LLC 6.75% 4/15/2029 (n)		2,870,000	2,805,853
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (n)		3,985,000	3,862,293
MSCI Inc 4% 11/15/2029 (n)		1,920,000	1,864,913
			35,585,786
Consumer Finance - 0.6%
Ally Financial Inc 8% 11/1/2031		51,348,000	56,936,044
Ally Financial Inc 8% 11/1/2031		16,761,000	18,482,067
OneMain Finance Corp 4% 9/15/2030		3,340,000	3,016,297
OneMain Finance Corp 5.375% 11/15/2029		5,560,000	5,361,581
OneMain Finance Corp 6.625% 1/15/2028		4,415,000	4,445,194
OneMain Finance Corp 7.875% 3/15/2030		2,675,000	2,760,539
			91,001,722
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		5,745,000	5,224,190
Block Inc 5.625% 8/15/2030 (n)		6,055,000	6,021,541
Block Inc 6% 8/15/2033 (n)		4,785,000	4,705,969
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (n)		7,475,000	7,344,188
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,375,000	5,439,680
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		11,645,000	11,409,036
James Hardie International Finance DAC 5% 1/15/2028 (n)		5,270,000	5,225,661
MGIC Investment Corp 5.25% 8/15/2028		4,725,000	4,712,950
NCR Atleos Corp 9.5% 4/1/2029 (n)		4,090,000	4,378,109
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (n)		2,305,000	2,266,610
			56,727,934
Insurance - 1.1%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (n)		8,245,000	7,742,096
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (n)		4,740,000	4,567,573
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (n)		4,465,000	4,478,681
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (n)		16,525,000	16,336,477
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (n)		6,740,000	6,605,584
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (n)		4,180,000	4,044,272
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (n)		2,660,000	2,611,981
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (n)		19,655,000	19,640,023
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (n)		20,421,000	20,532,295
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (n)		8,605,000	8,678,246
AmWINS Group Inc 4.875% 6/30/2029 (n)		4,105,000	3,932,439
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (n)		6,710,000	6,961,276
HUB International Ltd 5.625% 12/1/2029 (n)		16,470,000	15,976,647
HUB International Ltd 7.25% 6/15/2030 (n)		17,925,000	18,362,442
HUB International Ltd 7.375% 1/31/2032 (n)		14,685,000	14,978,157
Panther Escrow Issuer LLC 7.125% 6/1/2031 (n)		11,790,000	11,829,603
USI Inc/NY 7.5% 1/15/2032 (n)		3,540,000	3,587,796
			170,865,588
TOTAL FINANCIALS			354,181,030
Health Care - 1.2%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (n)		2,790,000	2,617,559
Bausch + Lomb Corp 8.375% 10/1/2028 (n)		5,470,000	5,647,775
Hologic Inc 4.625% 2/1/2028 (n)		2,505,000	2,501,242
			10,766,576
Health Care Providers & Services - 0.8%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (n)		6,821,000	7,317,985
CHS/Community Health Systems Inc 4.75% 2/15/2031 (n)		11,430,000	10,537,589
CHS/Community Health Systems Inc 5.25% 5/15/2030 (n)		8,305,000	7,827,316
CHS/Community Health Systems Inc 6% 1/15/2029 (n)		4,940,000	4,884,425
CHS/Community Health Systems Inc 6.125% 4/1/2030 (n)		5,930,000	5,155,925
DaVita Inc 3.75% 2/15/2031 (n)		2,075,000	1,902,664
DaVita Inc 4.625% 6/1/2030 (n)		15,850,000	15,240,016
HAH Group Holding Co LLC 9.75% 10/1/2031 (n)		3,925,000	3,438,553
HealthEquity Inc 4.5% 10/1/2029 (n)		2,950,000	2,854,086
Molina Healthcare Inc 3.875% 11/15/2030 (n)		6,345,000	5,672,619
Molina Healthcare Inc 3.875% 5/15/2032 (n)		5,560,000	4,829,534
Molina Healthcare Inc 4.375% 6/15/2028 (n)		4,690,000	4,535,057
National Mentor Holdings Inc 10.5% 12/15/2030 (n)		5,370,000	5,542,790
Surgery Center Holdings Inc 7.25% 4/15/2032 (n)		3,060,000	3,005,450
Tenet Healthcare Corp 5.125% 11/1/2027		10,955,000	10,944,277
Tenet Healthcare Corp 6.125% 6/15/2030		13,945,000	14,035,323
Tenet Healthcare Corp 6.75% 5/15/2031		2,715,000	2,775,091
			110,498,700
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (n)		5,660,000	5,638,602
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 4% 3/15/2031 (n)		6,035,000	5,614,318
Charles River Laboratories International Inc 4.25% 5/1/2028 (n)		2,045,000	1,998,931
			7,613,249
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (n)		29,875,000	30,587,340
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (n)		10,200,000	9,897,605
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (n)		8,890,000	7,245,260
			47,730,205
TOTAL HEALTH CARE			182,247,332
Industrials - 2.6%
Aerospace & Defense - 0.8%
ATI Inc 4.875% 10/1/2029		2,795,000	2,757,720
ATI Inc 5.125% 10/1/2031		2,480,000	2,450,190
ATI Inc 7.25% 8/15/2030		2,745,000	2,846,480
BWX Technologies Inc 4.125% 6/30/2028 (n)		6,400,000	6,222,857
Moog Inc 4.25% 12/15/2027 (n)		2,025,000	2,023,824
TransDigm Inc 4.625% 1/15/2029		9,290,000	9,127,648
TransDigm Inc 6.125% 7/31/2034 (n)		6,910,000	6,796,278
TransDigm Inc 6.25% 1/31/2034 (n)		2,145,000	2,168,661
TransDigm Inc 6.375% 3/1/2029 (n)		8,150,000	8,251,875
TransDigm Inc 6.375% 5/31/2033 (n)		15,000,000	14,920,025
TransDigm Inc 6.625% 3/1/2032 (n)		2,650,000	2,702,655
TransDigm Inc 6.75% 1/31/2034 (n)		8,120,000	8,226,413
TransDigm Inc 6.75% 8/15/2028 (n)		12,760,000	12,903,550
TransDigm Inc 6.875% 12/15/2030 (n)		21,975,000	22,516,640
TransDigm Inc 7.125% 12/1/2031 (n)		5,390,000	5,563,321
			109,478,137
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (n)		6,985,000	7,170,277
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (n)		2,780,000	2,804,153
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (n)		3,920,000	3,754,393
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (n)		1,865,000	1,610,851
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		4,830,000	4,671,215
			12,840,612
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (n)		3,736,000	3,647,914
Artera Services LLC 8.5% 2/15/2031 (n)		12,380,000	10,600,767
Brand Industrial Services Inc 10.375% 8/1/2030 (n)		20,835,000	19,041,373
Brink's Co/The 4.625% 10/15/2027 (n)		7,200,000	7,105,779
Clean Harbors Inc 6.375% 2/1/2031 (n)		2,350,000	2,386,603
CoreCivic Inc 8.25% 4/15/2029		14,760,000	15,407,019
GEO Group Inc/The 10.25% 4/15/2031		11,550,000	12,304,788
GEO Group Inc/The 8.625% 4/15/2029		9,115,000	9,466,223
GFL Environmental Inc 4% 8/1/2028 (n)		4,200,000	4,082,908
GFL Environmental Inc 4.75% 6/15/2029 (n)		5,705,000	5,597,481
GFL Environmental Inc 6.75% 1/15/2031 (n)		3,980,000	4,118,613
Madison IAQ LLC 4.125% 6/30/2028 (n)		5,345,000	5,219,892
Madison IAQ LLC 5.875% 6/30/2029 (n)		4,265,000	4,182,513
Neptune Bidco US Inc 10.375% 5/15/2031 (n)		4,015,000	4,051,167
Neptune Bidco US Inc 9.29% 4/15/2029 (n)		38,005,000	38,052,507
Neptune Bidco US Inc 9.5% 2/15/2033 (n)		2,000,000	1,940,478
Reworld Holding Corp 4.875% 12/1/2029 (n)		9,642,000	9,038,998
Williams Scotsman Inc 7.375% 10/1/2031 (n)		2,535,000	2,599,333
			158,844,356
Construction & Engineering - 0.0%
Arcosa Inc 4.375% 4/15/2029 (n)		4,130,000	3,984,377
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (n)		3,651,000	3,523,068
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (n)		12,675,000	12,567,619
XPO Inc 6.25% 6/1/2028 (n)		2,790,000	2,824,507
XPO Inc 7.125% 2/1/2032 (n)		4,015,000	4,141,135
			19,533,261
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (n)		4,830,000	4,864,196
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(n)		8,727,522	9,294,962
Chart Industries Inc 7.5% 1/1/2030 (n)		7,420,000	7,708,690
			21,867,848
Passenger Airlines - 0.3%
Allegiant Travel Co 7.25% 8/15/2027 (n)		3,365,000	3,368,203
American Airlines Inc 7.25% 2/15/2028 (n)		9,260,000	9,312,720
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (n)		13,870,000	13,794,136
United Airlines Inc 4.625% 4/15/2029 (n)		8,725,000	8,560,306
			35,035,365
Professional Services - 0.1%
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (n)		4,315,000	4,030,413
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (n)		5,780,000	5,484,380
TriNet Group Inc 3.5% 3/1/2029 (n)		4,545,000	4,119,965
			13,634,758
Trading Companies & Distributors - 0.0%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (n)		4,040,000	4,218,548
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (n)		3,125,000	3,185,384
			7,403,932
TOTAL INDUSTRIALS			393,315,991
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (n)		4,370,000	4,286,196
CPI CG Inc 10% 7/15/2029 (n)		2,413,000	2,546,583
Lightning Power LLC 7.25% 8/15/2032 (n)		5,130,000	5,332,521
TTM Technologies Inc 4% 3/1/2029 (n)		4,540,000	4,360,031
			16,525,331
IT Services - 0.4%
ASGN Inc 4.625% 5/15/2028 (n)		5,670,000	5,489,062
CoreWeave Inc 9% 2/1/2031 (n)		11,410,000	10,856,831
CoreWeave Inc 9.25% 6/1/2030 (n)		20,545,000	19,962,742
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (n)		6,060,000	5,638,418
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (n)		5,665,000	5,641,909
Sabre GLBL Inc 11.125% 7/15/2030 (n)		13,975,000	11,861,421
			59,450,383
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (n)		6,765,000	6,527,062
Synaptics Inc 4% 6/15/2029 (n)		3,500,000	3,314,192
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		4,959,066	3,930,060
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(n)		1,654,732	1,805,301
			15,576,615
Software - 0.4%
Cloud Software Group Inc 6.5% 3/31/2029 (n)		31,025,000	30,267,069
Elastic NV 4.125% 7/15/2029 (n)		11,340,000	10,637,741
Fair Isaac Corp 4% 6/15/2028 (n)		6,420,000	6,230,128
NCR Voyix Corp 5% 10/1/2028 (n)		3,385,000	3,261,537
Oracle Corp 3.8% 11/15/2037		4,240,000	3,367,168
PTC Inc 4% 2/15/2028 (n)		3,715,000	3,620,851
UKG Inc 6.875% 2/1/2031 (n)		3,980,000	3,889,715
			61,274,209
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (n)		9,200,000	9,661,730
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (n)		5,975,000	6,264,417
			15,926,147
TOTAL INFORMATION TECHNOLOGY			168,752,685
Materials - 0.9%
Chemicals - 0.3%
Ingevity Corp 3.875% 11/1/2028 (n)		6,715,000	6,446,058
LSB Industries Inc 6.25% 10/15/2028 (n)		9,723,000	9,662,740
Olympus Water US Holding Corp 4.25% 10/1/2028 (n)		7,070,000	6,752,820
Olympus Water US Holding Corp 7.25% 2/15/2033 (n)		13,505,000	12,885,137
Scih Salt Hldgs Inc 4.875% 5/1/2028 (n)		3,770,000	3,726,997
Scotts Miracle-Gro Co/The 4% 4/1/2031		5,930,000	5,478,382
WR Grace Holdings LLC 7.375% 3/1/2031 (n)		2,810,000	2,817,250
			47,769,384
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (n)		10,810,000	11,147,272
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (n)		3,025,000	2,875,788
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (n)		6,050,000	5,539,993
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (n)		2,695,000	2,671,858
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (n)		1,285,000	1,215,795
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (n)		21,190,000	19,771,836
Crown Cork & Seal Co Inc 7.5% 12/15/2096		7,695,000	7,618,050
Graphic Packaging International LLC 3.75% 2/1/2030 (n)		3,585,000	3,289,667
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (n)		2,815,000	2,815,000
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (n)		2,815,000	2,850,274
Trident TPI Holdings Inc 12.75% 12/31/2028 (n)		2,765,000	2,691,518
			51,339,779
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (n)		7,735,000	7,519,538
Alcoa Nederland Holding BV 7.125% 3/15/2031 (n)		2,135,000	2,232,595
Arsenal AIC Parent LLC 8% 10/1/2030 (n)		3,285,000	3,420,234
Cleveland-Cliffs Inc 4.625% 3/1/2029 (n)		4,615,000	4,403,711
Cleveland-Cliffs Inc 4.875% 3/1/2031 (n)		4,615,000	4,145,020
Cleveland-Cliffs Inc 7.5% 9/15/2031 (n)		9,035,000	9,012,029
Roller Bearing Co of America Inc 4.375% 10/15/2029 (n)		2,015,000	1,957,745
			32,690,872
TOTAL MATERIALS			142,947,307
Real Estate - 0.9%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (n)		4,190,000	3,955,616
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (n)		3,390,000	3,188,555
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (n)		9,350,000	9,301,376
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (n)		5,660,000	5,497,210
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (n)		6,695,000	6,506,237
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (n)		12,650,000	12,615,427
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (n)		7,220,000	7,098,232
			48,162,653
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		6,700,000	4,364,095
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,950,000	8,513,951
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		21,010,000	19,539,394
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (n)		3,890,000	3,943,729
			36,361,169
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (n)		5,515,000	5,854,525
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (n)		2,435,000	2,532,780
Taylor Morrison Communities Inc 5.125% 8/1/2030 (n)		6,480,000	6,405,877
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (n)		3,045,000	2,948,563
			17,741,745
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (n)		14,590,000	14,195,171
Iron Mountain Inc 5% 7/15/2028 (n)		6,370,000	6,302,132
Iron Mountain Inc 5.25% 7/15/2030 (n)		5,915,000	5,746,761
Iron Mountain Inc 5.625% 7/15/2032 (n)		5,915,000	5,742,110
SBA Communications Corp 3.875% 2/15/2027		9,720,000	9,621,102
			41,607,276
TOTAL REAL ESTATE			143,872,843
Utilities - 1.2%
Electric Utilities - 0.9%
Clearway Energy Operating LLC 3.75% 1/15/2032 (n)		2,795,000	2,547,818
Clearway Energy Operating LLC 4.75% 3/15/2028 (n)		4,055,000	4,000,892
NRG Energy Inc 3.375% 2/15/2029 (n)		3,080,000	2,919,881
NRG Energy Inc 3.625% 2/15/2031 (n)		6,110,000	5,626,402
NRG Energy Inc 3.875% 2/15/2032 (n)		582,000	533,554
NRG Energy Inc 5.75% 1/15/2028		19,350,000	19,386,065
NRG Energy Inc 5.75% 1/15/2034 (n)		5,405,000	5,329,706
NRG Energy Inc 6% 1/15/2036 (n)		10,805,000	10,707,753
Pacific Gas and Electric Co 3.95% 12/1/2047		2,711,000	1,972,798
Pacific Gas and Electric Co 4% 12/1/2046		8,299,000	6,074,067
Pacific Gas and Electric Co 4.3% 3/15/2045		3,690,000	2,882,182
PG&E Corp 5% 7/1/2028		13,615,000	13,508,429
PG&E Corp 5.25% 7/1/2030		5,150,000	5,081,979
Vistra Operations Co LLC 4.375% 5/1/2029 (n)		11,110,000	10,848,166
Vistra Operations Co LLC 5% 7/31/2027 (n)		13,800,000	13,751,301
Vistra Operations Co LLC 5.625% 2/15/2027 (n)		17,455,000	17,454,986
Vistra Operations Co LLC 7.75% 10/15/2031 (n)		5,470,000	5,729,725
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (n)		2,675,000	2,753,019
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (n)		7,635,000	7,885,062
			138,993,785
Gas Utilities - 0.2%
Southern Natural Gas Co LLC 7.35% 2/15/2031		14,890,000	16,357,078
Southern Natural Gas Co LLC 8% 3/1/2032		9,400,000	10,720,613
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (n)		5,750,000	5,410,051
			32,487,742
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.25% 1/15/2034 (n)		4,050,000	3,978,492
Sunnova Energy Corp 11.75% (e)(g)(n)		8,050,000	40,250
Sunnova Energy Corp 5.875% (e)(g)(n)		1,350,000	3,375
Talen Energy Supply LLC 6.25% 2/1/2034 (n)		4,040,000	3,994,988
Talen Energy Supply LLC 6.5% 2/1/2036 (n)		4,040,000	4,068,000
			12,085,105
TOTAL UTILITIES			183,566,632
TOTAL UNITED STATES			2,771,817,880
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.375% 2/15/2036 (n)		6,460,000	6,180,960
First Quantum Minerals Ltd 7.25% 2/15/2034 (n)		3,580,000	3,624,464
First Quantum Minerals Ltd 8.625% 6/1/2031 (n)		7,775,000	8,017,969

TOTAL ZAMBIA			17,823,393
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,133,505,804)			3,120,331,296

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d)	1,711	2,705,136
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11.5% (l)	301,326	30,131,093
Strategy Inc Series A, 10%	137,400	13,156,050
TOTAL INFORMATION TECHNOLOGY		43,287,143
TOTAL UNITED STATES		45,992,279
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $43,065,461)		45,992,279

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(s)	10,050,000	10,273,433
Energy Transfer LP 6.625% (c)(s)	20,350,000	20,441,727
Energy Transfer LP Series G, 7.125% (c)(s)	14,083,000	14,708,208
TOTAL ENERGY		45,423,368
Financials - 1.1%
Banks - 1.0%
Bank of America Corp 5.875% (c)(s)	60,475,000	60,681,162
Bank of America Corp 6.25% (c)(s)	21,500,000	21,872,116
Citigroup Inc 6.5% (c)(s)	13,290,000	13,374,192
Citigroup Inc 6.75% (c)(s)	7,970,000	8,034,413
Citigroup Inc 7% (c)(s)	6,110,000	6,342,365
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4058% (c)(d)(s)	19,100,000	19,429,980
Wells Fargo & Co 6.125% (c)(s)	13,225,000	13,305,568
Wells Fargo & Co 6.85% (c)(s)	3,985,000	4,143,481
		147,183,277
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.85% (c)(s)	3,985,000	4,099,666
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(e)(s)	20,631,644	20,042,128
TOTAL FINANCIALS		171,325,071
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(s)	1,105,000	1,097,292
TOTAL UNITED STATES		217,845,731
TOTAL PREFERRED SECURITIES (Cost $216,400,640)		217,845,731

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae 2% 2/1/2052	2,904,545	2,382,714
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041 (k)	3,648,825	3,179,735
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	367,137	361,387
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	348,246	313,104
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	143,613	128,933
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,052,343	2,867,674
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	154,115	137,085
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,125,302	1,046,320
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (h)	1,062,896	1,059,113
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (h)	741,968	762,165
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	232,771	238,366
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (j)	3,292,713	3,407,605
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (j)	2,486,978	2,571,423
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (h)(j)	3,040,701	3,156,539
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	5,529,487	5,724,585
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	227,206	234,370
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (h)(j)	1,765,586	1,861,436
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (h)	460,403	478,275
Freddie Mac Gold Pool 2.5% 11/1/2041	10,944,415	9,856,302
Freddie Mac Gold Pool 2.5% 2/1/2042	2,049,861	1,849,423
Freddie Mac Gold Pool 2.5% 5/1/2041	4,319,720	3,921,133
Freddie Mac Gold Pool 5.5% 9/1/2052 (h)(j)	5,094,693	5,181,872
Freddie Mac Gold Pool 6% 11/1/2053	142,925	147,253
Freddie Mac Gold Pool 6% 2/1/2055	2,466,171	2,557,617
Freddie Mac Gold Pool 6.5% 10/1/2053 (h)	2,646,859	2,780,418
Freddie Mac Gold Pool 6.5% 10/1/2053 (h)(j)	2,628,878	2,763,995
Freddie Mac Non Gold Pool 6% 9/1/2053	265,689	274,067
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (j)	2,915,982	3,064,033
Ginnie Mae I Pool 2.5% 12/20/2051	4,013,203	3,441,360
Ginnie Mae I Pool 2.5% 8/20/2051	3,399,941	2,917,607
Ginnie Mae I Pool 2.5% 9/20/2051	3,017,674	2,587,684
Ginnie Mae II Pool 2% 1/20/2051 (h)	9,436,919	7,780,744
Ginnie Mae II Pool 2% 8/20/2051	1,518,786	1,252,239
Ginnie Mae II Pool 2% 9/20/2050	1,524,017	1,258,457
Ginnie Mae II Pool 5.5% 12/20/2054	803,331	810,782
Ginnie Mae II Pool 5.5% 4/1/2056 (i)	18,750,000	18,853,690
Ginnie Mae II Pool 5.5% 5/1/2056 (i)	13,250,000	13,296,360
Ginnie Mae II Pool 6% 4/1/2056 (i)	14,750,000	14,993,146
Uniform Mortgage Backed Securities 4% 4/1/2056 (i)	14,975,000	14,112,182
Uniform Mortgage Backed Securities 5% 4/1/2056 (i)	1,975,000	1,946,687
TOTAL UNITED STATES		145,557,880
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $144,027,364)		145,557,880

U.S. Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Financials - 0.9%
Financial Services - 0.9%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 6/12/2028 (c)(d)	60,670,000	60,668,856
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.795% 1/19/2029 (c)(d)	65,280,000	65,278,550
TOTAL FINANCIALS		125,947,406
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	2,106,000	2,207,868
Tennessee Valley Authority 5.375% 4/1/2056	3,503,000	3,526,008
TOTAL UTILITIES		5,733,876
TOTAL UNITED STATES		131,681,282
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $131,725,313)		131,681,282

U.S. Treasury Obligations - 21.4%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (j)	3.64	22,060,000	21,964,076
US Treasury Bills 0% 5/7/2026 (j)	3.62	4,450,000	4,433,790
US Treasury Bills 0% 6/25/2026 (j)	3.62	8,810,000	8,735,375
US Treasury Bonds 2% 8/15/2051	1.95 to 2.09	77,934,000	44,370,627
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	90,920,000	54,793,506
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	216,056,000	151,517,710
US Treasury Bonds 3% 2/15/2049	3.00 to 3.10	107,530,000	78,534,704
US Treasury Bonds 3% 5/15/2045	1.80	20,100,000	15,296,414
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.85	82,416,000	66,145,278
US Treasury Bonds 4.125% 8/15/2044	4.60 to 4.66	47,820,000	43,385,442
US Treasury Bonds 4.125% 8/15/2053	4.48 to 4.80	16,039,000	14,065,451
US Treasury Bonds 4.25% 8/15/2054	4.65	15,760,000	14,115,050
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	49,031,000	46,278,752
US Treasury Bonds 4.5% 11/15/2054	4.74 to 4.82	36,450,000	34,052,273
US Treasury Bonds 4.5% 2/15/2044	4.58	12,910,000	12,345,692
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.80	23,470,000	22,709,975
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.92	36,600,000	34,970,156
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.49	24,660,000	23,512,732
US Treasury Bonds 4.75% 2/15/2037	2.81 to 2.93	8,200,000	8,492,766
US Treasury Bonds 4.75% 2/15/2056	4.88	3,850,000	3,754,953
US Treasury Bonds 4.75% 5/15/2055	4.67	14,700,000	14,313,551
US Treasury Bonds 4.75% 8/15/2055	4.63 to 4.81	13,280,000	12,941,775
US Treasury Bonds 4.875% 8/15/2045	4.75	1,210,000	1,206,030
US Treasury Bonds 5% 5/15/2045	4.87	15,530,000	15,732,011
US Treasury Bonds 5.25% 2/15/2029	3.91 to 3.94	5,406,000	5,624,563
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	13,801,743	12,839,917
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	5,048,058	4,692,796
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	49,141,000	46,081,205
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	339,517,000	318,562,435
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.46	38,280,000	35,950,303
US Treasury Notes 1.375% 10/31/2028	1.52	8,911,000	8,379,821
US Treasury Notes 2.375% 3/31/2029	2.50	7,500,000	7,193,262
US Treasury Notes 2.625% 5/31/2027	2.99	90,000	88,779
US Treasury Notes 2.625% 7/31/2029	2.80	23,875,000	22,962,901
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	83,642,000	77,359,048
US Treasury Notes 2.875% 5/15/2032	2.84	30,472,000	28,498,462
US Treasury Notes 3.125% 11/15/2028	2.66 to 3.01	28,930,000	28,425,985
US Treasury Notes 3.125% 8/31/2029	4.48	3,948,000	3,855,006
US Treasury Notes 3.375% 5/15/2033	3.83	7,260,000	6,916,001
US Treasury Notes 3.5% 1/15/2029	3.65 to 3.66	73,900,000	73,270,696
US Treasury Notes 3.5% 10/15/2028	3.50	41,940,000	41,618,035
US Treasury Notes 3.5% 12/15/2028	3.51	16,530,000	16,393,111
US Treasury Notes 3.5% 2/15/2029	3.45 to 3.62	769,610,000	762,936,034
US Treasury Notes 3.5% 2/15/2033	3.91	49,310,000	47,445,466
US Treasury Notes 3.5% 3/15/2029	3.63 to 3.84	231,310,000	229,267,968
US Treasury Notes 3.625% 12/31/2030	3.85	17,800,000	17,558,031
US Treasury Notes 3.625% 3/31/2030	3.54 to 3.55	21,930,000	21,702,990
US Treasury Notes 3.68% 2/29/2028	3.90	21,670,000	21,499,010
US Treasury Notes 3.75% 11/30/2032	3.95	14,870,000	14,553,432
US Treasury Notes 3.75% 2/28/2033	3.89 to 3.93	34,300,000	33,517,531
US Treasury Notes 3.75% 5/31/2030	3.69	12,660,000	12,582,853
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	71,020,000	70,137,798
US Treasury Notes 3.875% 12/31/2032	3.95	6,560,000	6,464,931
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.77	22,052,000	21,648,001
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	44,930,000	43,783,207
US Treasury Notes 4% 10/31/2029	4.15	19,300,000	19,376,899
US Treasury Notes 4% 11/15/2035	4.11 to 4.24	77,900,000	75,989,016
US Treasury Notes 4% 7/31/2029	3.83	2,580,000	2,591,891
US Treasury Notes 4% 7/31/2032	4.16	5,030,000	5,004,654
US Treasury Notes 4.125% 10/31/2029	3.63	16,239,000	16,372,210
US Treasury Notes 4.125% 10/31/2031	4.39	21,800,000	21,914,109
US Treasury Notes 4.125% 2/15/2036	3.97 to 4.11	27,290,000	26,863,594
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	27,900,000	28,097,262
US Treasury Notes 4.125% 3/31/2032	4.23	24,070,000	24,154,621
US Treasury Notes 4.125% 7/31/2028	4.19	15,000,000	15,103,125
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	31,870,000	32,115,250
US Treasury Notes 4.25% 11/15/2034	4.31	12,425,000	12,421,603
US Treasury Notes 4.25% 2/28/2031	4.26 to 4.36	24,300,000	24,615,141
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	42,740,000	43,272,297
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	32,510,000	32,959,552
US Treasury Notes 4.375% 11/30/2030	4.36	3,000	3,053
US Treasury Notes 4.375% 5/15/2034	3.84	4,680,000	4,729,359
US Treasury Notes 4.625% 9/30/2028	4.76	21,630,000	22,044,012
US Treasury Notes 4.75% 2/15/2045	4.61 to 4.99	60,470,000	59,416,499
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	25,780,000	26,784,010
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,503,956,952)			3,283,305,824

Money Market Funds - 9.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	3.69	1,247,101,112	1,247,350,532
Fidelity Securities Lending Cash Central Fund (v)(w)	3.69	192,667,363	192,686,630
TOTAL MONEY MARKET FUNDS (Cost $1,440,001,374)			1,440,037,162

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	90,030,000	577,219
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	22,140,000	745,674
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	16,580,000	540,799
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	14,430,000	881,673
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	18,030,000	598,008
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	5,250,000	113,230
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	16,900,000	634,842
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	15,610,000	960,818
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	12,870,000	445,184
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	7,090,000	188,431
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	23,780,000	866,998
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	69,000,000	384,330

TOTAL PUT SWAPTIONS			6,937,206
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	7,090,000	93,595
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	18,030,000	581,533
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	5,250,000	72,566
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	12,870,000	394,670

TOTAL CALL SWAPTIONS			1,142,364
TOTAL PURCHASED SWAPTIONS (Cost $8,469,800)			8,079,570

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $15,600,283,095)	15,588,890,849
NET OTHER ASSETS (LIABILITIES) - (1.5)% (x)	(213,316,779)
NET ASSETS - 100.0%	15,375,574,070

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2.5% 4/1/2056	(3,200,000)	(2,747,193)
Ginnie Mae II Pool 5.5% 4/1/2056	(14,400,000)	(14,479,633)
Ginnie Mae II Pool 6% 4/1/2056	(14,750,000)	(14,993,145)
Uniform Mortgage Backed Securities 2% 4/1/2056	(49,400,000)	(39,703,319)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(38,575,000)	(32,427,109)
Uniform Mortgage Backed Securities 3% 4/1/2056	(36,600,000)	(32,165,108)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(42,500,000)	(38,937,307)
Uniform Mortgage Backed Securities 4% 4/1/2056	(14,975,000)	(14,112,182)
Uniform Mortgage Backed Securities 4% 5/1/2056	(14,975,000)	(14,101,068)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(47,100,000)	(45,414,707)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(249,080,771)

TOTAL TBA SALE COMMITMENTS (Proceeds $252,920,498)		(249,080,771)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annualy a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	51,200,000	(3,070,541)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	10,409	6/2026	1,155,399,000	(14,518,315)
CBOT 2Y US Treasury Notes Contracts (United States)	1,774	6/2026	368,063,422	(1,435,342)
CBOT US Treasury Ultra Bond Contracts (United States)	5,507	6/2026	640,532,938	(13,830,089)

TOTAL LONG				(29,783,746)

SHORT

Interest Rate Contracts
Eurex Deutschland German Federal Republic Contracts (Germany)	(299)	6/2026	(38,105,762)	337,255

TOTAL FUTURES CONTRACTS				(29,446,491)
The notional amount of long futures as a percentage of Net Assets is 14.1%.
The notional amount of short futures as a percentage of Net Assets is 0.2%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	4,610,000	USD	3,368,723	Canadian Imperial Bank of Commerce	4/2026	(52,612)
EUR	3,138,000	USD	3,629,191	Bank of America NA	4/2026	628
EUR	3,443,000	USD	3,968,896	Canadian Imperial Bank of Commerce	4/2026	13,726
EUR	46,951,000	USD	54,407,871	Canadian Imperial Bank of Commerce	4/2026	(98,228)
EUR	3,000,000	USD	3,451,102	Citibank NA	4/2026	19,089
EUR	4,578,000	USD	5,316,125	HSBC Bank PLC	4/2026	(20,614)
EUR	27,478,000	USD	31,875,258	JPMorgan Chase Bank NA	4/2026	(90,624)
EUR	36,576,000	USD	42,231,557	JPMorgan Chase Bank NA	4/2026	77,009
EUR	28,260,000	USD	32,642,157	JPMorgan Chase Bank NA	4/2026	47,040
USD	15,108,609	AUD	21,684,000	JPMorgan Chase Bank NA	4/2026	150,541
USD	51,489,630	AUD	73,115,000	Royal Bank of Canada	4/2026	1,053,404
USD	129,797,084	CAD	176,885,000	Barclays Bank PLC	4/2026	2,558,407
USD	42,750,690	CAD	59,160,000	Canadian Imperial Bank of Commerce	4/2026	195,131
USD	48,564,064	CHF	37,732,000	Barclays Bank PLC	4/2026	1,291,934
USD	431,615	EUR	372,000	Canadian Imperial Bank of Commerce	4/2026	1,639
USD	923,135,974	EUR	793,406,000	Barclays Bank PLC	4/2026	5,379,245
USD	11,328,217	EUR	9,743,000	Canadian Imperial Bank of Commerce	4/2026	58,194
USD	6,466,986	EUR	5,611,000	Royal Bank of Canada	4/2026	(23,427)
USD	81,518,818	GBP	60,883,000	JPMorgan Chase Bank NA	4/2026	935,692
USD	6,869,829	GBP	5,124,000	Royal Bank of Canada	4/2026	87,838
USD	91,829,478	GBP	68,697,000	Royal Bank of Canada	4/2026	903,949
USD	30,887,545	GBP	23,113,000	State Street Bank & Trust Co	4/2026	295,791
USD	15,277,859	JPY	2,399,688,000	Royal Bank of Canada	4/2026	134,846
USD	17,001,662	SGD	21,655,000	Barclays Bank PLC	4/2026	139,363

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						13,057,961
Unrealized Appreciation						13,343,466
Unrealized Depreciation						(285,505)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	574,709,000	1,961,029	0	1,961,029
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2029	67,851,000	371,190	0	371,190
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	6/2041	3,890,000	41,549	0	41,549
TOTAL INTEREST RATE SWAPS							2,373,768	0	2,373,768

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Non-income producing - Security is in default.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $11,581,990.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $52,160,708.
(k)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $363,202.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,042,898,218 or 6.8% of net assets.

(n)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,567,273,500 or 16.7% of net assets.

(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Non-income producing.
(q)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,522,122 or 0.2% of net assets.

(r)	Security or a portion of the security is on loan at period end.
(s)	Security is perpetual in nature with no stated maturity date.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.
(x)	Includes $1,506,431 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/2024	5,749,854

New Cotai LLC / New Cotai Capital Corp	9/11/2020	11,110,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,128,999,508	1,291,284,319	1,172,933,295	10,927,266	(116)	116	1,247,350,532	1,247,101,112	2.0%
Fidelity Emerging Markets Debt Central Fund	2,410,867,822	32,208,251	29,750,826	32,208,252	177,147	(48,132,775)	2,365,369,619	283,957,937	100.0%
Fidelity Floating Rate Central Fund	1,000,467,642	43,296,280	13,000,000	18,509,106	(1,254,619)	(15,901,295)	1,013,608,008	10,785,359	52.6%
Fidelity Securities Lending Cash Central Fund	36,676,312	760,959,301	604,948,983	31,282	-	-	192,686,630	192,667,363	0.5%
Total	4,577,011,284	2,127,748,151	1,820,633,104	61,675,906	(1,077,588)	(64,033,954)	4,819,014,789

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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